CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Subsidiary Equity Transactions [Member]	Equity Component of 7.5% Tangible Equity Units [Member]	Common Stock [Member]	Paid-in Capital [Member]	Paid-in Capital [Member] Subsidiary Equity Transactions [Member]	Paid-in Capital [Member] Equity Component of 7.5% Tangible Equity Units [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Subsidiary Equity Transactions [Member]	Noncontrolling Interests [Member] Equity Component of 7.5% Tangible Equity Units [Member]
Balance at Dec. 31, 2015	$ 15,457			$ 52	$ 9,265			$ 4,880	$ (995)	$ (383)	$ 2,638
Net income (loss)	(2,808)							(3,071)			263
Common stock issued	2,155			5	2,150
Share-based compensation expense	197				197
Dividends—common stock	(105)							(105)
Repurchases of common stock	(38)								(38)
Subsidiary equity transactions		$ 1,009				$ 263						$ 746
Distributions to noncontrolling interest owners	(362)										(362)
Reclassification of previously deferred derivative losses to (gains) losses on derivatives, net	5									5
Adjustments for pension and other postretirement plans	(13)									(13)
Balance at Dec. 31, 2016	15,497			57	11,875			1,704	(1,033)	(391)	3,285
Net income (loss)	(211)							(456)			245
Share-based compensation expense	163				163
Dividends—common stock	(111)							(111)
Repurchases of common stock	(1,099)								(1,099)
Subsidiary equity transactions		(26)				(35)						9
Distributions to noncontrolling interest owners	(445)										(445)
Reclassification of previously deferred derivative losses to (gains) losses on derivatives, net	2									2
Adjustments for pension and other postretirement plans	51									51
Balance at Dec. 31, 2017	13,790			57	12,000			1,109	(2,132)	(338)	3,094
Net income (loss)	752							615			137
Common stock issued	7				7
Share-based compensation expense	169				169
Dividends—common stock	(528)							(528)
Repurchases of common stock	(2,732)								(2,732)
Subsidiary equity transactions		$ 19				$ (15)						$ 34
Settlement of tangible equity units			$ (68)				$ 232						$ (300)
Distributions to noncontrolling interest owners	(495)										(495)
Reclassification of previously deferred derivative losses to (gains) losses on derivatives, net	2									2
Adjustments for pension and other postretirement plans	74									74
Balance at Dec. 31, 2018	$ 10,943			$ 57	$ 12,393			$ 1,245	$ (4,864)	$ (335)	$ 2,447